Loss per Ordinary Share	12 Months Ended
Dec. 31, 2018
Loss per Ordinary Share [Abstract]
LOSS PER ORDINARY SHARE

NOTE 17 – LOSS PER ORDINARY SHARE

The loss and the weighted average number of ordinary shares used in computing basic and diluted loss per ordinary share for the years ended December 31, 2018, 2017 and 2016, are as follows:

	Year ended December 31
	2018	2017	2016
Loss for the year	$(457,541)	$(2,675,372)	$(653,461)
Less: Loss attributed to preferred shares	-	31,950	32,483
Loss for the year attributable to ordinary shareholders	$(457,541)	$(2,643,422)	$(620,978)
Weighted average number of ordinary shares outstanding attributable to ordinary shareholders	70,869,924	68,587,261	62,467,556

During the years ended December 31, 2018, 2016 and 2015, 600,00, 4,518,406 and 3,106,000, three-year warrants, respectively, were issued - as described in Note 9. These warrants were not taken into account in calculating either the basic or diluted loss per ordinary share, as their effect was anti-dilutive. During the years ended December 31, 2018 and 2017 and 2016 there were no other potentially dilutive instruments (except for the convertible preferred shares).

During the years ended December 31, 2018, and 2017 and 2016 the total weighted average number of ordinary shares related to outstanding options and warrants excluded from the calculation of the diluted loss per share was 6,489,221 and 7,717,721 and 1,182,066 respectively.